EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated April 6, 2016 to the Prospectus and Statement of Additional Information of Blackstone Alternative Multi-Manager Fund, a series of Blackstone Alternative Investment Funds, dated July 29, 2015, filed with the Securities and Exchange Commission on April 6, 2016 under Rule 497 (SEC Accession No. 0001193125-16-532322).